UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21606

Tilson Investment Trust
(Exact name of registrant as specified in charter)

145 East 57th Street, 10th Floor, New York, New York 10022
(Address of principal executive offices)     (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 89.42%

Consumer Discretionary - 17.97%
*	Ambassadors International, Inc.	68,557	$20,224
	Barnes & Noble, Inc.	138	3,178
*	Borders Group, Inc.	71,057	282,096
*	Daily Journal Corp.	347	15,969
*	dELiA*s, Inc.	268,398	676,363
*	Domino's Pizza, Inc.	624	5,129
*	Footstar, Inc.	57,514	55,789
*	Premier Exhibitions, Inc.	1,829	1,363
*	Proliance International, Inc.	716	2
*a	Sears Canada, Inc.	19,407	373,440
*	Sears Holdings Corp.	6	398
	Target Corp.	178	7,764
*	TravelCenters of America LLC	27,915	69,508
	Wendy's/Arby's Group, Inc.	66,567	304,877
	Whirlpool Corp.	200	11,418
			1,827,518
Consumer Staples - 4.21%
	Altria Group, Inc.	2,624	45,999
*	American Italian Pasta Co.	61	1,919
*	Dr Pepper Snapple Group, Inc.	571	14,052
*	Monterey Gourmet Foods, Inc.	1,196	1,830
	The Coca-Cola Co.	22	1,096
*	Winn-Dixie Stores, Inc.	25,657	363,560
			428,456
Energy - 8.29%
	Atlas America, Inc.	5,448	109,559
	Atlas Pipeline Partners LP	23	167
*	Contango Oil & Gas Co.	7,126	330,575
	Crosstex Energy, Inc.	41,194	159,421
	Crosstex Energy LP	39,177	132,810
*	Helix Energy Solutions Group, Inc.	10,539	110,554
			843,086
Financials - 32.75%
	American Express Co.	13,283	376,307
*	Berkshire Hathaway, Inc., Cl. B	307	976,414
	Citigroup, Inc.	59	187
	Discover Financial Services	337	4,004
a	Fairfax Financial Holdings Ltd.	34	10,383
*	General Growth Properties, Inc. REIT	216,007	436,334
*	GHL Acquisition Corp.	10	98
*	Leucadia National Corp.	867	21,242
			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009
			Shares		Value (Note 1)

Financials - (Continued)
*	Liberty Acquisition Holdings Corp.		757		$6,972
	Odyssey Re Holdings Corp.		3,331		153,892
	Origen Financial, Inc. REIT		2,291		2,406
	Resource America, Inc., - Cl. A		142,500		856,425
	The First of Long Island Corp.		1,916		49,088
	The Goldman Sachs Group, Inc.		221		36,089
*	Trian Acquisition I Corp.		4		39
	US Bancorp		23		469
	Wells Fargo & Co.		10,758		263,141
	Wesco Financial Corp.		447		136,313
	Winthrop Realty Trust, REIT		109		1,047
					3,330,850
Health Care - 4.97%
	Johnson & Johnson		115		7,002
	Pfizer, Inc.		31,296		498,545
					505,547
Industrials - 1.88%
	General Electric Co.		14,279		191,339
					191,339
Information Technology - 13.85%
	Broadridge Financial Solutions, Inc.		4,265		73,657
*	CommScope, Inc.		253		6,477
*	eBay, Inc.		5,318		113,008
*	EchoStar Corp.		14,491		213,597
	Microsoft Corp.		9,572		225,133
*a	PNI Digital Media, Inc.		59,300		83,020
*	Sun Microsystems, Inc.		2,821		25,869
*	Yahoo!, Inc.		46,672		668,343
					1,409,104
Materials - 5.50%
	Huntsman Corp.		90,535		555,885
	The Dow Chemical Co.		143		3,027
					558,912

	Total Common Stocks (Cost $10,412,372)				9,094,812

		Principal	Interest Rate	Maturity Date
PRIVATE MORTGAGE BACKED SECURITY - 2.96%
*	Long Beach Mortgage Loan Trust	1,002,000	5.42%	9/25/2036	300,600

	Total Private Mortgage Backed Security (Cost $356,053)				300,600

                                                                                                                    (Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009
			Shares	Value (Note 1)

WARRANTS - 6.46%
	*	GHL Acquisition Corp.	429,243	$553,723
	*	GLG Partners, Inc.	8,317	2,246
	*	Hicks Acquisition Co I, Inc.	113,924	3,418
	*	Liberty Acquisition Holdings Corp.	109,601	60,281
	*	Trian Acquisition I Corp.	96,524	37,644

		Total Warrants (Cost $476,680)		657,312

INVESTMENT COMPANIES (Closed-End Funds) - 0.02%
		BlackRock Enhanced Capital and Income Fund, Inc.	103	1,369
		Boulder Growth & Income Fund, Inc.	31	152

		Total Investment Companies (Closed-End Funds) (Cost $1,184)		1,521

INVESTMENT COMPANY (Open-End Fund) - 0.50%
	§	HighMark 100% US Treasury Money Market Fund, 0.02%	51,146	51,146

		Total Investment Company (Open-End Fund) (Cost $51,146)		51,146

Total Value of Investments (Cost $11,297,435) - 99.36%				$10,105,391

Other Assets Less Liabilities - 0.64%				65,522

	Net Assets - 100%			$10,170,913

*	Non-income producing investment.		LLC - Limited Liability Company
§	Represents 7 day effective yield.		LP - Limited Partnership
a	Canadian security (note 2).		REIT - Real Estate Investment Company

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$1,597,214
	Aggregate gross unrealized depreciation			(2,804,634)

		Net unrealized depreciation		$(1,207,420)

				(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	17.97%	$1,827,518
	Consumer Staples	4.21%	428,456
	Energy	8.29%	843,086
	Financials	42.17%	4,288,762
	Health Care	4.97%	505,547
	Industrials	1.88%	191,339
	Information Technology	13.85%	1,409,104
	Materials	5.50%	558,912
	Other	0.52%	52,667
	Total	99.36%	$10,105,391

				(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009
	Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

OPTIONS PURCHASED (note 3)

* Odyssey Re Holdings Corp.	1	$ 35.00	8/22/2009	$ 1,130
* Yahoo!, Inc.	95	$ 15.00	8/22/2009	3,135

Total (Cost $19,641)				$ 4,265

				(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

	Valuation Inputs	Investments in Securities
	Level 1	$9,757,910
	Level 2	51,146
	Level 3	300,600
	Total	$10,109,656

			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009

Note 1 - Investment Valuation (Continued)

The following is a reconciliation of the Fund's Level 3 investments in securities:

Balance, beginning of fiscal year	$-
Accrued discounts / premiums	15,373
Change in unrealized appreciation (depreciation)	(55,453)
Net purchases (sales)	340,680
Balance, end of current period	$300,600

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

		(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 84.30%

Consumer Discretionary - 6.23%
*	Chipotle Mexican Grill, Inc., Cl. B †	3,800	$310,650
*	DreamWorks Animation SKG, Inc. †	4,000	126,040
*	Stamps.com, Inc. †	5,600	48,328
			485,018
Consumer Staples - 5.82%
	Costco Wholesale Corp. †	7,700	381,150
*	Heckmann Corp. †	20,000	72,000
			453,150
Energy - 4.91%
	Chesapeake Energy Corp. †	17,800	381,632
			381,632
Financials - 33.39%
*	Alleghany Corp.	1,300	351,650
	AllianceBernstein Holding LP	16,700	344,688
	Annaly Capital Management, Inc. REIT	32,500	547,625
*	Diamond Hill Investment Group, Inc.	500	28,320
a	Fairfax Financial Holdings Ltd.	600	183,234
	MVC Capital, Inc.	12,700	116,967
	Odyssey Re Holdings Corp.	11,300	522,060
*	PICO Holdings, Inc. †	4,700	142,551
a	TMX Group, Inc.	11,200	360,234
			2,597,329
Health Care - 6.38%
*	Laboratory Corp of America Holdings †	5,300	356,107
*π	Syneron Medical Ltd. †	17,000	140,080
			496,187
Industrials - 7.45%
a	AG Growth International, Inc.	7,000	196,491
	Northrop Grumman Corp.	8,600	383,388
			579,879
Information Technology - 15.80%
*	Cisco Systems, Inc. †	16,600	365,366
*	eBay, Inc. †	10,000	212,500
*	EMC Corp. †	24,500	368,970
*	Yahoo!, Inc. †	19,700	282,104
			1,228,940

			(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009
			Shares	Value (Note 1)

	Materials - 4.32%
	*a	Seabridge Gold, Inc. †	11,300	$336,175
				336,175

	Total Common Stocks (Cost $5,883,704)			6,558,310

EXCHANGE TRADED PRODUCT - 4.92%
	*	SPDR Gold Trust †	4,100	382,735

	Total Exchange Traded Product (Cost $382,748)			382,735

INVESTMENT COMPANY (Open-End Fund) - 3.77%
	§	HighMark 100% US Treasury Money Market Fund, 0.02%	292,957	292,957

	Total Investment Company (Open-End Fund) (Cost $292,957)			292,957

Total Value of Investments (Cost $6,559,409) - 92.99%				$7,234,002

Other Assets Less Liabilities - 7.01%				545,689

	Net Assets - 100%			$7,779,691

*	Non-income producing investment.
a	Canadian security (note 2).
π	Israel Security (note 2).
†	Portion of security pledged as collateral for call options written.
§	Represents 7 day effective yield.
	LP - Limited Partner
	REIT - Real Estate Investment Company

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$968,972
	Aggregate gross unrealized depreciation			(331,943)

		Net unrealized appreciation		$637,029

				(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009
		Number of	Exercise	Maturity	Value (Note 1)
		Contracts	Price	Date

CALL OPTIONS WRITTEN (note 3)
*	Chesapeake Energy Corp.	70	$27.00	1/16/2010	$6,650
*	Chipotle Mexican Grill, Inc., Cl. B	10	75.00	12/19/2009	12,450
*	Cisco Systems, Inc.	120	22.50	1/16/2010	21,120
*	Costco Wholesale Corp.	25	50.00	10/17/2009	5,875
*	DreamWorks Animation SKG, Inc.	40	30.00	12/19/2009	14,600
*	eBay, Inc.	100	17.50	1/16/2010	47,500
*	EMC Corp.	75	15.00	1/16/2010	11,250
*	Heckmann Corp.	65	5.00	9/19/2009	650
*	Laboratory Corp. of America Holdings	10	70.00	1/16/2010	3,125
*	PICO Holdings, Inc.	25	30.00	10/17/2009	5,750
*	PICO Holdings, Inc.	22	30.00	1/16/2010	7,590
*	Seabridge Gold, Inc.	34	30.00	1/16/2010	11,900
*	SPDR Gold Trust	34	110.00	1/16/2010	6,970
*	Stamps.com, Inc.	56	7.50	1/16/2010	10,640
*	Syneron Medical Ltd.	170	7.50	1/16/2010	25,925
*	Yahoo!, Inc.	92	17.50	1/16/2010	6,348
Total (Premiums Received $156,684)					$198,343

PUT OPTIONS PURCHASED (note 3)
*	Powershares QQQ	126	45.00	1/16/2010	80,892
Total (Cost $76,797)					$80,892

*	Non-income producing investment

					(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	6.23%	$485,018
Consumer Staples	5.82%	453,150
Energy	4.91%	381,632
Financials	33.39%	2,597,329
Health Care	6.38%	496,187
Industrials	7.45%	579,879
Information Technology	15.80%	1,228,940
Materials	4.32%	336,175
Other	8.69%	675,692
Total	92.99%	$7,234,002

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

			(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009

Note 1 - Investment Valuation (continued)

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

	Valuation Inputs	Investments in Securities
	Level 1	$6,823,594
	Level 2	292,957
	Level 3	-
	Total	$7,116,551

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

			(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2009

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tilson Investment Trust

By: (Signature and Title)        /s/ Whitney R. Tilson
                                                           Whitney R. Tilson
Trustee, President, and Principal Executive Officer

Date: September 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)        /s/ Whitney R. Tilson
                                                            Whitney R. Tilson
Trustee, President, and Principal Executive Officer
Tilson Investment Trust

Date: September 24, 2009

By:  (Signature and Title)    /s/ Glenn H. Tongue
Glenn H. Tongue
Vice President, Treasurer, and Principal Financial Officer
Tilson Investment Trust

Date: September 28, 2009